Loans and Accounts Receivable From Customers - Movements in Credit Risk Provisions (Detail) - CLP ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
IFRS9 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	$ (1,041,873)	$ (880,117)
- Increases due to change in credit risk	(139,487)	(284,141)
Decreases due to change in credit risk	105,202	112,615
- Charge-offs	87,639	174,556
- Changes due to modifications that did not result in derecognition	0	789
New financial assets originated or purchased	(122,340)	(414,765)
Financial assets that have been derecognized	231,416	244,413
Foreign exchange and other movements	18,506	4,777
Ending balance	(860,937)	(1,041,873)
Commercial loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(747,617)	(545,199)
- Increases due to change in credit risk	(70,226)	(207,540)
Decreases due to change in credit risk	48,667	43,482
- Charge-offs	35,743	87,082
- Changes due to modifications that did not result in derecognition	0	(869)
New financial assets originated or purchased	(58,828)	(291,865)
Financial assets that have been derecognized	182,871	162,519
Foreign exchange and other movements	12,885	4,773
Ending balance	(596,505)	(747,617)
Mortgages loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(73,465)	(78,501)
- Increases due to change in credit risk	(9,797)	(14,741)
Decreases due to change in credit risk	11,530	13,941
- Charge-offs	1,538	2,709
- Changes due to modifications that did not result in derecognition	0	1,344
New financial assets originated or purchased		2,312
New financial assets originated or purchased	(17,453)
Financial assets that have been derecognized	18,514	5,316
Foreign exchange and other movements	941	(5,845)
Ending balance	(68,192)	(73,465)
Consumer loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(220,791)	(256,417)
- Increases due to change in credit risk	(59,464)	(61,860)
Decreases due to change in credit risk	45,005	55,192
- Charge-offs	50,358	84,765
- Changes due to modifications that did not result in derecognition	0	314
New financial assets originated or purchased	(46,059)	(125,212)
Financial assets that have been derecognized	30,031	76,578
Foreign exchange and other movements	4,680	5,849
Ending balance	(196,240)	(220,791)
Individually Evaluated [Member] | IFRS9 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(321,444)	(193,135)
- Increases due to change in credit risk	(9,163)	(52,321)
Decreases due to change in credit risk	3,896	6,849
- Charge-offs	499	198
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	(4,340)	(116,657)
Financial assets that have been derecognized	4,645	66,395
Changes in models/risk parameters	112,872	(43,689)
Foreign exchange and other movements	14,550	10,916
Ending balance	(198,485)	(321,444)
Individually Evaluated [Member] | Commercial loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(321,444)	(193,135)
- Increases due to change in credit risk	(9,163)	(52,321)
Decreases due to change in credit risk	3,896	6,849
- Charge-offs	499	198
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	(4,340)	(116,657)
Financial assets that have been derecognized	4,645	66,395
Changes in models/risk parameters	112,872	(43,689)
Foreign exchange and other movements	14,550	10,916
Ending balance	(198,485)	(321,444)
Individually Evaluated [Member] | Stage1 [member] | 12-month expected credit losses [member] | IFRS9 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(46)
- Transfers to stage 2		82
- Transfers to stage 3		63
- Increases due to change in credit risk	(608)
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	(16)	(46)
Financial assets that have been derecognized	2	500
Changes in models/risk parameters	(284)
Foreign exchange and other movements		(645)
Ending balance	(952)	(46)
Individually Evaluated [Member] | Stage1 [member] | Commercial loans [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(46)
- Transfers to stage 2		82
- Transfers to stage 3		63
- Increases due to change in credit risk	(608)
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	(16)	(46)
Financial assets that have been derecognized	2	500
Changes in models/risk parameters	(284)
Foreign exchange and other movements		(645)
Ending balance	(952)	(46)
Individually Evaluated [Member] | Stage 2 [member] | Lifetime expected credit losses [member] | IFRS9 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(66,280)	(42,000)
- Transfers to stage 2		(82)
- Transfers to stage 3	5,699	9,055
- Increases due to change in credit risk	(6,296)	(8,381)
Decreases due to change in credit risk	501	4,761
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	(4,199)	(12,567)
Financial assets that have been derecognized	3,604	4,873
Changes in models/risk parameters	6,139	3,009
Foreign exchange and other movements	2,498	(24,948)
Ending balance	(58,334)	(66,280)
Individually Evaluated [Member] | Stage 2 [member] | Commercial loans [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(66,280)	(42,000)
- Transfers to stage 2		(82)
- Transfers to stage 3	5,699	9,055
- Increases due to change in credit risk	(6,296)	(8,381)
Decreases due to change in credit risk	501	4,761
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	(4,199)	(12,567)
Financial assets that have been derecognized	3,604	4,873
Changes in models/risk parameters	6,139	3,009
Foreign exchange and other movements	2,498	(24,948)
Ending balance	(58,334)	(66,280)
Individually Evaluated [Member] | Stage 3 [member] | Lifetime expected credit losses [member] | IFRS9 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(255,118)	(151,135)
- Transfers to stage 3	(5,699)	(9,118)
- Increases due to change in credit risk	(2,259)	(43,940)
Decreases due to change in credit risk	3,395	2,088
- Charge-offs	499	198
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	(125)	(104,044)
Financial assets that have been derecognized	1,039	61,022
Changes in models/risk parameters	107,017	(46,698)
Foreign exchange and other movements	12,052	36,509
Ending balance	(139,199)	(255,118)
Individually Evaluated [Member] | Stage 3 [member] | Commercial loans [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(255,118)	(151,135)
- Transfers to stage 3	(5,699)	(9,118)
- Increases due to change in credit risk	(2,259)	(43,940)
Decreases due to change in credit risk	3,395	2,088
- Charge-offs	499	198
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	(125)	(104,044)
Financial assets that have been derecognized	1,039	61,022
Changes in models/risk parameters	107,017	(46,698)
Foreign exchange and other movements	12,052	36,509
Ending balance	(139,199)	(255,118)
Group [Member] | IFRS9 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(720,429)	(686,982)
- Increases due to change in credit risk	(130,324)	(231,820)
Decreases due to change in credit risk	101,306	105,766
- Charge-offs	87,140	174,358
- Changes due to modifications that did not result in derecognition	0	789
New financial assets originated or purchased	(118,000)	(298,108)
Financial assets that have been derecognized	226,771	178,018
Changes in models/risk parameters	(112,872)	43,689
Foreign exchange and other movements	3,956	(6,139)
Ending balance	(662,452)	(720,429)
Group [Member] | Commercial loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(426,173)	(352,064)
- Increases due to change in credit risk	(61,063)	(155,219)
Decreases due to change in credit risk	44,771	36,633
- Charge-offs	35,244	86,884
- Changes due to modifications that did not result in derecognition	0	(869)
New financial assets originated or purchased	(54,488)	(175,208)
Financial assets that have been derecognized	178,226	96,124
Changes in models/risk parameters	(112,872)	43,689
Foreign exchange and other movements	(1,665)	(6,143)
Ending balance	(398,020)	(426,173)
Group [Member] | Mortgages loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(73,465)	(78,501)
- Increases due to change in credit risk	(9,797)	(14,741)
Decreases due to change in credit risk	11,530	13,941
- Charge-offs	1,538	2,709
- Changes due to modifications that did not result in derecognition	0	1,344
New financial assets originated or purchased		2,312
New financial assets originated or purchased	(17,453)
Financial assets that have been derecognized	18,514	5,316
Foreign exchange and other movements	941	(5,845)
Ending balance	(68,192)	(73,465)
Group [Member] | Consumer loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(220,791)	(256,417)
- Increases due to change in credit risk	(59,464)	(61,860)
Decreases due to change in credit risk	45,005	55,192
- Charge-offs	50,358	84,765
- Changes due to modifications that did not result in derecognition	0	314
New financial assets originated or purchased	(46,059)	(125,212)
Financial assets that have been derecognized	30,031	76,578
Foreign exchange and other movements	4,680	5,849
Ending balance	(196,240)	(220,791)
Group [Member] | Stage1 [member] | 12-month expected credit losses [member] | IFRS9 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(165,461)	(145,415)
- Transfers to stage 1	(41,128)	(49,315)
- Transfers to stage 2	19,172	19,402
- Transfers to stage 3	2,236	2,280
- Increases due to change in credit risk	(11,685)	(28,719)
Decreases due to change in credit risk	56,425	59,996
- Charge-offs	456	1,390
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	(47,974)	(80,071)
Financial assets that have been derecognized	31,487	50,438
Changes in models/risk parameters	284
Foreign exchange and other movements	4,805	4,553
Ending balance	(151,383)	(165,461)
Group [Member] | Stage1 [member] | Commercial loans [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(88,080)	(73,036)
- Transfers to stage 1	(10,515)	(10,902)
- Transfers to stage 2	7,156	6,731
- Transfers to stage 3	703	797
- Increases due to change in credit risk	(3,869)	(18,554)
Decreases due to change in credit risk	22,859	18,779
- Charge-offs	1	72
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	(24,514)	(43,530)
Financial assets that have been derecognized	19,781	30,039
Changes in models/risk parameters	284
Foreign exchange and other movements	3,103	1,524
Ending balance	(73,091)	(88,080)
Group [Member] | Stage1 [member] | Mortgages loans [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(10,732)	(5,680)
- Transfers to stage 1	(4,969)	(8,391)
- Transfers to stage 2	1,348	1,243
- Transfers to stage 3	24	29
- Increases due to change in credit risk	(911)	(3,313)
Decreases due to change in credit risk	5,290	6,499
- Changes due to modifications that did not result in derecognition	0
New financial assets originated or purchased		(2,010)
New financial assets originated or purchased	(2,963)
Financial assets that have been derecognized	2,098	557
Foreign exchange and other movements	217	334
Ending balance	(10,598)	(10,732)
Group [Member] | Stage1 [member] | Consumer loans [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(66,649)	(66,692)
- Transfers to stage 1	(25,644)	(30,022)
- Transfers to stage 2	10,668	11,428
- Transfers to stage 3	1,509	1,454
- Increases due to change in credit risk	(6,905)	(6,852)
Decreases due to change in credit risk	28,276	34,718
- Charge-offs	455	1,318
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	(20,497)	(34,531)
Financial assets that have been derecognized	9,608	19,842
Foreign exchange and other movements	1,485	2,688
Ending balance	(67,694)	(66,649)
Group [Member] | Stage 2 [member] | Lifetime expected credit losses [member] | IFRS9 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(280,410)	(260,297)
- Transfers to stage 1	38,513	39,672
- Transfers to stage 2	(33,958)	(36,007)
- Transfers to stage 3	24,079	28,404
- Increases due to change in credit risk	(54,539)	(64,496)
Decreases due to change in credit risk	36,873	37,255
- Charge-offs	7,020	14,707
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	(51,501)	(118,827)
Financial assets that have been derecognized	61,695	68,536
Changes in models/risk parameters	(6,139)	(3,009)
Foreign exchange and other movements	3,960	13,652
Ending balance	(254,407)	(280,410)
Group [Member] | Stage 2 [member] | Commercial loans [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(126,543)	(109,671)
- Transfers to stage 1	10,247	9,080
- Transfers to stage 2	(12,874)	(10,831)
- Transfers to stage 3	10,004	15,934
- Increases due to change in credit risk	(21,114)	(33,761)
Decreases due to change in credit risk	15,259	12,941
- Charge-offs	10	305
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	(26,720)	(57,865)
Financial assets that have been derecognized	33,231	27,096
Changes in models/risk parameters	(6,139)	(3,009)
Foreign exchange and other movements	1,167	23,238
Ending balance	(123,472)	(126,543)
Group [Member] | Stage 2 [member] | Mortgages loans [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(48,514)	(49,072)
- Transfers to stage 1	4,911	7,706
- Transfers to stage 2	(3,394)	(8,157)
- Transfers to stage 3	2,364	3,576
- Increases due to change in credit risk	(7,739)	(8,190)
Decreases due to change in credit risk	5,196	4,572
- Charge-offs	8	9
- Changes due to modifications that did not result in derecognition	0
New financial assets originated or purchased		(1,626)
New financial assets originated or purchased	(11,708)
Financial assets that have been derecognized	13,028	2,561
Foreign exchange and other movements	401	107
Ending balance	(45,447)	(48,514)
Group [Member] | Stage 2 [member] | Consumer loans [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(105,353)	(113,507)
- Transfers to stage 1	23,355	22,886
- Transfers to stage 2	(17,690)	(17,019)
- Transfers to stage 3	11,711	8,894
- Increases due to change in credit risk	(25,686)	(22,545)
Decreases due to change in credit risk	16,418	19,742
- Charge-offs	7,002	14,393
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	(13,073)	(59,336)
Financial assets that have been derecognized	15,436	38,879
Foreign exchange and other movements	2,392	2,260
Ending balance	(85,488)	(105,353)
Group [Member] | Stage 3 [member] | Lifetime expected credit losses [member] | IFRS9 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(274,558)	(281,270)
- Transfers to stage 1	2,615	9,643
- Transfers to stage 2	14,786	16,605
- Transfers to stage 3	(26,315)	(30,684)
- Increases due to change in credit risk	(64,100)	(138,605)
Decreases due to change in credit risk	8,008	8,515
- Charge-offs	79,664	158,261
- Changes due to modifications that did not result in derecognition	0	789
New financial assets originated or purchased	(18,525)	(99,210)
Financial assets that have been derecognized	133,589	59,044
Changes in models/risk parameters	(107,017)	46,698
Foreign exchange and other movements	(4,809)	(24,344)
Ending balance	(256,662)	(274,558)
Group [Member] | Stage 3 [member] | Commercial loans [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(211,550)	(169,357)
- Transfers to stage 1	268	1,822
- Transfers to stage 2	5,718	4,100
- Transfers to stage 3	(10,707)	(16,731)
- Increases due to change in credit risk	(36,080)	(102,904)
Decreases due to change in credit risk	6,653	4,913
- Charge-offs	35,233	86,507
- Changes due to modifications that did not result in derecognition	0	(869)
New financial assets originated or purchased	(3,254)	(73,813)
Financial assets that have been derecognized	125,214	38,989
Changes in models/risk parameters	(107,017)	46,698
Foreign exchange and other movements	(5,935)	(30,905)
Ending balance	(201,457)	(211,550)
Group [Member] | Stage 3 [member] | Mortgages loans [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(14,219)	(23,749)
- Transfers to stage 1	58	685
- Transfers to stage 2	2,046	6,914
- Transfers to stage 3	(2,388)	(3,605)
- Increases due to change in credit risk	(1,147)	(3,238)
Decreases due to change in credit risk	1,044	2,870
- Charge-offs	1,530	2,700
- Changes due to modifications that did not result in derecognition	0	1,344
New financial assets originated or purchased		5,948
New financial assets originated or purchased	(2,782)
Financial assets that have been derecognized	3,388	2,198
Foreign exchange and other movements	323	(6,286)
Ending balance	(12,147)	(14,219)
Group [Member] | Stage 3 [member] | Consumer loans [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(48,789)	(76,218)
- Transfers to stage 1	2,289	7,136
- Transfers to stage 2	7,022	5,591
- Transfers to stage 3	(13,220)	(10,348)
- Increases due to change in credit risk	(26,873)	(32,463)
Decreases due to change in credit risk	311	732
- Charge-offs	42,901	69,054
- Changes due to modifications that did not result in derecognition	0	314
New financial assets originated or purchased	(12,489)	(31,345)
Financial assets that have been derecognized	4,987	17,857
Foreign exchange and other movements	803	901
Ending balance	$ (43,058)	$ (48,789)